Shareholder Report, Average Annual Return (Details) 194120_Themes China Generative Artificial Intelligence ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes China Generative Artificial Intelligence ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Themes China Generative Artificial Intelligence ETF NAV
Average Annual Return, Percent	50.05%
MSCI ACWI Net Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	6.93%
BITA China Generative AI Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BITA China Generative AI Select Index
Average Annual Return, Percent	50.02%